ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts Payable And Accrued Expenses [Line Items]
Accrued payroll	$ 41,294	$ 12,944
Accrued fees and expenses	29,332	103,705
Total	70,626	116,649	48,177
Accrued consulting expenses and related expenses		436,348	0
Professional fees		109,057	30,477
Accrued payroll		12,944	17,700
Total		$ 558,349	$ 48,177